Transactions and Balances with Related Parties (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Transactions and Balances with Related Parties [Abstract]
Preparation of patents			$ 18	$ 114
Benefits to related parties:
Payroll and related expenses to related parties employed by the Company (2017: 1 recipients, 2016 and 2015: 3 recipients)	[1]	$ 478	377	716
Compensation to directors not employed by the Company (2017: 3 recipients, 2016: 4 recipients, 2015: 3 recipients)		71	52	58
Compensation to a director employed by the Company			14	13
Directors' and Officers' insurance		$ 71	$ 61	$ 48

[1]	Includes granted options benefit aggregated to USD 11 thousand, USD 20 thousand and USD 71 thousand for the years ended December 31, 2017, 2016 and 2015, respectively. As for the method used to determine the said value and the assumptions used in calculation thereof, see Note 13 C.